Condensed consolidated statement of changes in equity (unaudited) - USD ($) $ in Millions	Total	Share capital	Share premium	Accumulated losses	Other reserve	Share-based payment reserve	Foreign currency translation reserve	Equity (deficit) attributable to owners of the Company	Non- controlling interests
Beginning balance at Dec. 31, 2022	$ 6,657		$ 22,278	$ (16,277)	$ 153	$ 516	$ (67)	$ 6,603	$ 54
Loss for the period	(397)	$ 0	0	(378)	0	0	0	(378)	(19)
Other comprehensive income
Exchange differences on translation of foreign operations	(14)	0	0	0	0	0	(12)	(12)	(2)
Defined benefit plan remeasurements	(1)	0	0	(1)	0	0	0	(1)	0
Investments and put liabilities at FVOCI- net change in fair value	(6)	0	0	0	(2)	0	0	(2)	(4)
Other comprehensive loss for the period, net of tax	(21)	0	0	(1)	(2)	0	(12)	(15)	(6)
Total comprehensive loss for the period	(418)	0	0	(379)	(2)	0	(12)	(393)	(25)
Contributions by owners
Share options exercised/restricted stock units vested	12		325	0	0	(313)	0	12	0
Share-based payment	168	0	0	0	0	168	0	168	0
Repurchase and retirement of ordinary shares	0
Total contributions by owners	180		325	0	0	(145)	0	180	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	(28)	0	0	(19)	0	0	0	(19)	(9)
Total changes in ownership interests in subsidiaries	(28)	0	0	(19)	0	0	0	(19)	(9)
Total transactions with owners	152		325	(19)	0	(145)	0	161	(9)
Ending balance at Jun. 30, 2023	6,391		22,603	(16,675)	151	371	(79)	6,371	20
Beginning balance at Dec. 31, 2023	6,468		22,669	(16,764)	138	474	(68)	6,449	19
Loss for the period	(184)	0	0	(157)	0	0	0	(157)	(27)
Other comprehensive income
Exchange differences on translation of foreign operations	(32)	0	0	0	0	0	(28)	(28)	(4)
Defined benefit plan remeasurements		0	0		0	0	0		0
Investments and put liabilities at FVOCI- net change in fair value		0	0			0	0
Other comprehensive loss for the period, net of tax	(32)	0	0			0	(28)	(28)	(4)
Total comprehensive loss for the period	(216)	0	0	(157)		0	(28)	(185)	(31)
Contributions by owners
Share options exercised/restricted stock units vested	13		264	0	0	(251)	0	13	0
Share-based payment	176	0	0	0	0	176	0	176	0
Repurchase and retirement of ordinary shares	(131)		0	(131)	0	0	0	(131)	0
Total contributions by owners	58		264	(131)	0	(75)	0	58	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	33	0	0	(57)	0	0	0	(57)	90
Total changes in ownership interests in subsidiaries	33	$ 0	0	(57)	0	0	0	(57)	90
Total transactions with owners	91		264	(188)	0	(75)	0	1	90
Ending balance at Jun. 30, 2024	$ 6,343		$ 22,933	$ (17,109)	$ 138	$ 399	$ (96)	$ 6,265	$ 78